UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Veritas Asset Management (UK) Ltd.

Address:   Elizabeth House,6th Floor,
           39 York Road,
           London,United Kingdom SE1 7NQ


Form 13F File Number: 28-00000


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Grant
Title:  Chief Operating Officer
Phone:  +44 207 961 1600

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Grant                  London, England                    2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    1,582,728
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP INC             COM               02209S103      801    27,000 SH       SOLE       NONE        27,000      0    0
BAIDU INC                    SPON ADR REP A    056752108   30,291   260,079 SH       SOLE       NONE       260,079      0    0
BERKSHIRE HATHAWAY INC DEL   CLASS B NEW       084670702    1,763    23,100 SH       SOLE       NONE        23,100      0    0
BP PLC                       SPON ADR          055622104   72,487 1,696,000 SH       SOLE       NONE     1,696,000      0    0
BROOKFIELD ASSET MGMT LTD    CLASS A LTD VT SH 112585104      385    14,000 SH       SOLE       NONE        14,000      0    0
CARNIVAL CORP                PAIRED CTF        143658300      255     7,800 SH       SOLE       NONE         7,800      0    0
CITIGROUP INC                COM NEW           172967424   84,096 3,196,337 SH       SOLE       NONE     3,196,337      0    0
CNINSURE INC                 SPONSORED ADR     18976M103    2,518   363,900 SH       SOLE       NONE       363,900      0    0
CNOOC LTD                    SPONSORED ADR     126132109    8,434    48,281 SH       SOLE       NONE        48,281      0    0
CVS CAREMARK CORPORATION     COM               126650100  140,978 3,457,036 SH       SOLE       NONE     3,457,036      0    0
GOOGLE INC                   CL A              38259P508  142,195   220,150 SH       SOLE       NONE       220,150      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR          43713W107    3,096   120,000 SH       SOLE       NONE       120,000      0    0
ICICI BK LTD                 ADR               45104G104    5,286   200,000 SH       SOLE       NONE       200,000      0    0
LABORATORY CORP AMER HLDG    COM NEW           50540R409      309     3,600 SH       SOLE       NONE         3,600      0    0
LEUCADIA NATL CORP           COM               527288104      841    37,000 SH       SOLE       NONE        37,000      0    0
LOCKHEED MARTIN CORP         COM               539830109  231,349 2,859,693 SH       SOLE       NONE     2,859,693      0    0
MARSH & MCLENNAN COS INC     COM               571748102   89,807 2,840,200 SH       SOLE       NONE     2,840,200      0    0
MICROSOFT CORP               COM               594918104  147,809 5,693,719 SH       SOLE       NONE     5,693,719      0    0
NORTHERN TR CORP             COM               665859104  128,200 3,232,478 SH       SOLE       NONE     3,232,478      0    0
PHILIP MORRIS INTL INC       COM               718172109    1,701    21,675 SH       SOLE       NONE        21,675      0    0
PRAXAIR INC                  COM               74005P104    1,304    12,200 SH       SOLE       NONE        12,200      0    0
TRANSDIGM GROUP INC          COM               893641100   49,246   514,700 SH       SOLE       NONE       514,700      0    0
UNITEDHEALTH GROUP INC       COM               91324P102  115,877 2,286,450 SH       SOLE       NONE     2,286,450      0    0
UNITED PARCEL SERVICE INC    CL B              911312106      329     4,500 SH       SOLE       NONE         4,500      0    0
VARIAN MED SYS INC           COM               92220P105  117,969 1,757,324 SH       SOLE       NONE     1,757,324      0    0
VCA ANTECH INC               COM               918194101  112,474 5,694,900 SH       SOLE       NONE     5,694,900      0    0
WEATHERFORD INTERNATIONAL LT REG SHS           H27013103   92,927 6,347,454 SH       SOLE       NONE     6,347,454      0    0
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